Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, Net
Note 5 – Inventories, net

	As of December 31, 2023	As of December 31, 2022

Raw materials	$564,779	$509,056
Finished goods	454,654	469,526
Work in process	1,465,100	637,436
Reserve for inventories	(200,724)	(211,349)
Total inventories, net	$2,283,809	$1,404,669

Movements of inventory reserves are as follows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Beginning balance	$211,349	$401,570	$298,137
Addition	6,713	42,544	95,136
Write-off	(38,916)	(206,213)	-
Exchange rate effect	21,578	(26,552	8,297
Ending balance	$200,724	$211,349	$401,570

The Company recorded $6,713
,
$42,544
and $95,136
impairment of inventories for the years ended December 31, 2023, 2022 and 2021, respectively.